Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

May 14, 2020

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to each fund listed in Appendix A (the “Funds”). The interactive data relates to summary information that mirrors each Fund’s summary information in its supplement dated April 21, 2020 (SEC Accession No. 0001081400-20-000317). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact me at (617) 377-7059.

Very truly yours,

/s/ Maureen Towle
Maureen Towle
Senior Counsel

APPENDIX A

Wells Fargo Funds Trust

Wells Fargo Target 2015 Fund
Wells Fargo Target 2025 Fund
Wells Fargo Target 2035 Fund
Wells Fargo Target 2045 Fund
Wells Fargo Target 2055 Fund